UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following semiannual reports to shareholders for the period ended September 30, 2022:

•Diversified Real Assets Fund

•Mid Cap Growth Fund

•Fundamental Equity Income Fund

Semiannual report
John Hancock
Diversified Real Assets Fund
Alternative
September 30, 2022

A message to shareholders
Dear shareholder,
Global equities experienced poor performance and high volatility during the six months ended on September 30, 2022. Stocks were hurt by a variety of developments, including the  Russian invasion of Ukraine and an escalating energy crisis in Europe. In addition, a persistent rise in inflation forced the U.S. Federal Reserve and other global central banks to raise interest rates aggressively. The prospect of continued rate hikes, in turn, fueled worries about the potential for a recession and a downturn in corporate earnings. These events, along with ongoing geopolitical concerns and unusual volatility in the global currency and fixed-income markets, caused stocks to fall precipitously from their August highs and ultimately close in negative territory.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Real Assets Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
16	Financial statements
19	Financial highlights
20	Notes to financial statements
27	Shareholder meeting
28	Evaluation of advisory and subadvisory agreements by the Board of Trustees
35	More information
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a long-term total return in excess of inflation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2022 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2022 (% of net assets)
Prologis, Inc.	2.6
Exxon Mobil Corp.	2.1
Shell PLC	2.0
Chevron Corp.	1.9
Freeport-McMoRan, Inc.	1.7
AvalonBay Communities, Inc.	1.7
Public Storage	1.7
BHP Group, Ltd., ADR	1.7
American Tower Corp.	1.5
Welltower, Inc.	1.5
TOTAL	18.4
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

COUNTRY COMPOSITION AS OF 9/30/2022 (% of net assets)
United States	55.2
Canada	20.0
United Kingdom	5.8
Japan	3.6
Australia	3.3
France	1.9
Hong Kong	1.4
Norway	1.4
Singapore	1.1
Spain	1.0
Other countries	5.3
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2022	Ending value on 9-30-2022	Expenses paid during period ended 9-30-2022[1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns	$1,000.00	$787.70	$3.85	0.86%
	Hypothetical example	1,000.00	1,020.80	4.36	0.86%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-22 (unaudited)
	Shares	Value
Common stocks 97.7%		$914,271,495
(Cost $876,191,464)
Communication services 1.5%		14,363,917
Diversified telecommunication services 0.8%
Cellnex Telecom SA (A)(B)	120,590	3,719,776
Nippon Telegraph & Telephone Corp.	129,417	3,490,676
Media 0.0%
Charter Communications, Inc., Class A (B)	1,042	316,091
Comcast Corp., Class A	10,528	308,786
Wireless telecommunication services 0.7%
KDDI Corp.	116,100	3,394,332
SK Telecom Company, Ltd.	88,780	3,134,256
Consumer discretionary 1.0%		9,028,216
Hotels, restaurants and leisure 1.0%
Hyatt Hotels Corp., Class A (B)	35,241	2,853,111
Kyoritsu Maintenance Company, Ltd. (C)	59,000	2,437,743
Mandarin Oriental International, Ltd. (B)	733,489	1,372,537
Oriental Land Company, Ltd.	17,436	2,364,825
Energy 29.8%		278,738,928
Energy equipment and services 1.7%
Aker Solutions ASA	174,016	605,015
Baker Hughes Company	54,859	1,149,845
ChampionX Corp.	74,763	1,463,112
Enerflex, Ltd. (C)	136,409	585,590
Halliburton Company	137,124	3,375,993
Helmerich & Payne, Inc.	27,229	1,006,656
Patterson-UTI Energy, Inc.	136,923	1,599,261
Schlumberger NV	145,304	5,216,414
TechnipFMC PLC (B)	83,901	709,802
Oil, gas and consumable fuels 28.1%
Advantage Energy, Ltd. (B)	196,680	1,413,858
Aker BP ASA	99,387	2,852,858
ARC Resources, Ltd.	164,240	1,972,521
Arch Resources, Inc. (C)	6,800	806,480
BP PLC	2,423,451	11,580,144
Cameco Corp.	228,929	6,075,605
Canadian Natural Resources, Ltd.	254,500	11,846,636
Cenovus Energy, Inc.	539,444	8,286,822
Cheniere Energy, Inc.	12,253	2,032,895
Chevron Corp.	123,709	17,773,272
ConocoPhillips	133,329	13,644,890
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Coterra Energy, Inc. (C)	205,005	$5,354,731
Denbury, Inc. (B)	9,119	786,605
Devon Energy Corp.	114,098	6,860,713
DHT Holdings, Inc.	80,230	606,539
Diamondback Energy, Inc.	36,058	4,343,547
Enbridge, Inc.	82,129	3,045,316
Enbridge, Inc. (New York Stock Exchange) (C)	22,521	835,529
Energy Fuels, Inc. (B)(C)	64,855	395,792
Enerplus Corp.	221,348	3,134,301
EOG Resources, Inc.	84,575	9,449,565
EQT Corp.	149,001	6,071,791
Equinor ASA	232,120	7,655,023
Exxon Mobil Corp.	230,073	20,087,674
Galp Energia SGPS SA	270,594	2,603,480
Hess Corp.	36,865	4,017,916
Imperial Oil, Ltd.	72,573	3,142,282
Kelt Exploration, Ltd. (B)	327,070	1,233,601
Keyera Corp. (C)	114,710	2,361,713
Marathon Petroleum Corp.	70,835	7,036,041
MEG Energy Corp. (B)	151,048	1,690,522
Neste OYJ	24,687	1,076,090
NexGen Energy, Ltd. (B)(C)	534,539	1,942,582
NuVista Energy, Ltd. (B)	211,910	1,504,931
Occidental Petroleum Corp.	88,278	5,424,683
PDC Energy, Inc.	39,033	2,255,717
Pembina Pipeline Corp.	155,532	4,724,453
Phillips 66	54,531	4,401,742
Pioneer Natural Resources Company	50,219	10,873,920
Shell PLC	740,304	18,365,328
Suncor Energy, Inc.	437,037	12,307,337
TC Energy Corp.	116,311	4,684,942
The Williams Companies, Inc.	126,242	3,614,308
Tidewater Midstream and Infrastructure, Ltd. (C)	855,027	612,789
Topaz Energy Corp. (C)	55,985	843,818
TotalEnergies SE (C)	143,014	6,709,417
Tourmaline Oil Corp.	86,923	4,517,466
Valero Energy Corp.	78,462	8,383,665
Woodside Energy Group, Ltd., ADR (C)	88,561	1,785,390
Financials 0.3%		2,780,746
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	10,414	2,780,746
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials 2.3%		$21,209,262
Commercial services and supplies 0.2%
Aker Carbon Capture ASA (B)	120,561	154,145
Park24 Company, Ltd. (B)	107,600	1,396,756
Construction and engineering 0.9%
JTOWER, Inc. (B)	21,800	983,581
Vinci SA	39,373	3,183,719
WillScot Mobile Mini Holdings Corp. (B)	110,031	4,437,550
Electrical equipment 0.5%
Plug Power, Inc. (B)	12,716	267,163
SunPower Corp. (B)(C)	44,280	1,020,211
Sunrun, Inc. (B)	49,944	1,377,955
Vestas Wind Systems A/S	85,626	1,576,620
Road and rail 0.3%
Canadian National Railway Company	29,814	3,219,787
Transportation infrastructure 0.4%
Shanghai International Airport Company, Ltd., Class A (B)	442,800	3,591,775
Information technology 1.3%		12,188,152
Electronic equipment, instruments and components 0.1%
Advanced Energy Industries, Inc.	11,712	906,626
Semiconductors and semiconductor equipment 1.2%
Analog Devices, Inc.	8,926	1,243,749
Enphase Energy, Inc. (B)	8,604	2,387,352
First Solar, Inc. (B)	19,196	2,539,055
ON Semiconductor Corp. (B)	9,120	568,450
Power Integrations, Inc.	13,893	893,598
SolarEdge Technologies, Inc. (B)	9,617	2,225,951
Wolfspeed, Inc. (B)	13,771	1,423,371
Materials 19.1%		179,170,608
Chemicals 0.7%
Air Liquide SA	4,230	483,483
Albemarle Corp.	5,334	1,410,523
Dow, Inc.	10,723	471,061
DuPont de Nemours, Inc.	9,460	476,784
LyondellBasell Industries NV, Class A	11,490	864,967
NanoXplore, Inc. (B)	174,300	405,041
Nutrien, Ltd.	20,010	1,668,768
Nutrien, Ltd. (New York Stock Exchange)	8,025	669,125
Containers and packaging 0.1%
Smurfit Kappa Group PLC	29,500	837,324
Metals and mining 17.8%
Agnico Eagle Mines, Ltd. (C)	212,341	8,971,094
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

	Shares	Value
Materials (continued)
Metals and mining (continued)
Agnico Eagle Mines, Ltd. (New York Stock Exchange)	14,648	$618,585
Alcoa Corp.	131,596	4,429,521
Altius Minerals Corp. (C)	43,126	604,423
Anglo American PLC	58,272	1,749,657
AngloGold Ashanti, Ltd., ADR (C)	37,529	518,651
Antofagasta PLC	3,782	46,344
Artemis Gold, Inc. (B)	126,854	392,128
Aya Gold & Silver, Inc. (B)(C)	83,347	483,302
B2Gold Corp.	317,259	1,019,749
Barrick Gold Corp.	561,933	8,709,585
BHP Group, Ltd., ADR (C)	310,250	15,524,910
Boliden AB	36,798	1,136,908
Calibre Mining Corp. (B)(C)	260,000	178,811
Canada Nickel Company, Inc. (B)	680,000	718,717
Capstone Copper Corp. (B)	1,417,467	3,345,236
Champion Iron, Ltd. (C)	850,991	2,692,171
Constellium SE (B)	138,500	1,404,390
Copper Mountain Mining Corp. (B)(C)	1,179,926	1,315,442
Dundee Precious Metals, Inc.	19,881	88,370
Eldorado Gold Corp. (B)	28,164	170,246
Endeavour Mining PLC	181,228	3,342,882
Equinox Gold Corp. (B)(C)	48,661	176,488
ERO Copper Corp. (B)	275,132	3,041,420
First Quantum Minerals, Ltd.	333,945	5,669,099
Franco-Nevada Corp.	34,120	4,075,578
Freeport-McMoRan, Inc.	596,977	16,315,381
Glencore PLC	179,499	943,266
Global Atomic Corp. (B)(C)	131,500	331,285
Gold Fields, Ltd., ADR	158,094	1,278,980
Hudbay Minerals, Inc.	210,775	848,379
IGO, Ltd.	195,000	1,715,325
Iluka Resources, Ltd.	118,000	683,153
Ivanhoe Electric, Inc. (B)(C)	115,000	948,750
Ivanhoe Mines, Ltd., Class A (B)	624,335	4,018,053
K92 Mining, Inc. (B)(C)	446,520	2,553,667
Karora Resources, Inc. (B)(C)	808,345	1,667,777
Kinross Gold Corp.	638,844	2,404,886
Lithium Americas Corp. (B)	44,400	1,165,165
Lucara Diamond Corp. (B)	460,070	183,182
Lundin Gold, Inc.	74,297	516,344
Lundin Mining Corp.	472,869	2,389,420
MAG Silver Corp. (B)	62,775	785,738
Marathon Gold Corp. (B)(C)	814,805	625,253
10	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Nevada Copper Corp. (B)(C)	267,550	$43,580
Newcrest Mining, Ltd.	24,788	272,153
Newcrest Mining, Ltd. (Toronto Stock Exchange)	5,513	60,504
Newmont Corp.	187,480	7,879,784
Nickel 28 Capital Corp. (B)	356,691	234,979
Norsk Hydro ASA	412,164	2,211,641
Nouveau Monde Graphite, Inc. (B)(C)	95,617	516,332
Nucor Corp.	4,556	487,446
OceanaGold Corp. (B)	345,606	562,937
Osisko Mining, Inc. (B)	341,234	763,321
Pan American Silver Corp.	79,760	1,267,984
Pan American Silver Corp., CVR (B)	83,300	47,981
Piedmont Lithium, Inc. (B)(C)	34,100	1,824,009
Rio Tinto PLC, ADR (C)	167,477	9,221,284
Sandstorm Gold, Ltd.	34,124	176,629
Seabridge Gold, Inc. (B)	45,163	536,085
Sierra Rutile Holdings, Ltd. (B)	98,000	13,164
SilverCrest Metals, Inc. (B)	176,690	981,078
Skeena Resources, Ltd. (B)(C)	258,000	1,206,559
SolGold PLC (B)(C)	2,709,000	451,059
South32, Ltd.	748,066	1,775,847
Southern Copper Corp.	5,286	237,024
SSR Mining, Inc.	109,541	1,610,582
Steel Dynamics, Inc.	6,414	455,073
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (B)	4,325,000	1,510,705
Teck Resources, Ltd., Class B	268,115	8,153,988
Torex Gold Resources, Inc. (B)	13,417	96,838
Trilogy Metals, Inc. (B)(C)	781,452	458,230
Triple Flag Precious Metals Corp.	167,456	2,118,318
Turquoise Hill Resources, Ltd. (B)	40,892	1,210,760
U.S. Steel Corp.	7,081	128,308
Vale SA, ADR	46,952	625,401
Warrior Met Coal, Inc.	36,379	1,034,619
Wesdome Gold Mines, Ltd. (B)	160,939	1,088,189
Wheaton Precious Metals Corp.	177,851	5,759,058
Yamana Gold, Inc.	427,445	1,934,000
Paper and forest products 0.5%
Canfor Corp. (B)	35,000	509,538
Interfor Corp. (B)	117,319	2,053,624
West Fraser Timber Company, Ltd.	35,487	2,567,210
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	11

	Shares	Value
Real estate 36.2%		$338,444,718
Equity real estate investment trusts 30.5%
Agree Realty Corp.	102,798	6,947,089
Alexandria Real Estate Equities, Inc.	17,700	2,481,363
American Homes 4 Rent, Class A	146,624	4,810,733
American Tower Corp.	67,109	14,408,302
Americold Realty Trust, Inc.	108,534	2,669,936
AvalonBay Communities, Inc.	88,506	16,301,920
Boardwalk Real Estate Investment Trust	40,603	1,359,753
Boston Properties, Inc.	40,272	3,019,192
Brixmor Property Group, Inc.	346,667	6,402,939
CareTrust REIT, Inc.	182,089	3,297,632
Carmila SA	102,969	1,380,451
CDL Hospitality Trusts	2,466,600	1,995,712
Comforia Residential REIT, Inc.	917	2,089,831
Corporate Office Properties Trust	176,829	4,107,738
CubeSmart	78,014	3,125,241
Douglas Emmett, Inc.	147,808	2,650,197
Equinix, Inc.	20,359	11,581,014
Equity Residential	191,770	12,890,779
First Industrial Realty Trust, Inc.	59,030	2,645,134
Frontier Real Estate Investment Corp.	803	2,961,497
Goodman Group	154,296	1,559,446
H&R Real Estate Investment Trust	104,558	787,203
Healthpeak Properties, Inc.	194,346	4,454,410
Host Hotels & Resorts, Inc.	343,536	5,455,352
Independence Realty Trust, Inc.	183,553	3,070,842
Iron Mountain, Inc.	91,224	4,011,119
Kimco Realty Corp.	398,028	7,327,695
Klepierre SA (B)	120,817	2,100,428
Life Storage, Inc.	86,751	9,608,541
LondonMetric Property PLC	529,760	1,029,452
LTC Properties, Inc.	134,597	5,040,658
Merlin Properties Socimi SA	197,513	1,524,037
National Storage REIT	1,193,746	1,718,940
NewRiver REIT PLC	1,392,316	1,165,767
Phillips Edison & Company, Inc.	215,691	6,050,133
Plymouth Industrial REIT, Inc.	222,050	3,732,661
Prologis Property Mexico SA de CV	380,370	962,847
Prologis, Inc.	240,643	24,449,329
Public Storage	54,313	15,903,390
Rexford Industrial Realty, Inc.	163,940	8,524,880
RioCan Real Estate Investment Trust	83,095	1,120,085
Ryman Hospitality Properties, Inc.	52,547	3,866,934
Safestore Holdings PLC	80,549	749,645
12	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
SBA Communications Corp.	18,701	$5,323,240
Sun Communities, Inc.	90,498	12,247,094
Suntec Real Estate Investment Trust	2,270,336	2,414,247
Tanger Factory Outlet Centers, Inc.	157,240	2,151,043
The British Land Company PLC	351,544	1,361,649
The UNITE Group PLC	188,837	1,792,858
Veris Residential, Inc. (B)	97,773	1,111,679
VICI Properties, Inc.	369,561	11,031,396
Vicinity Centres	2,125,343	2,369,727
Welltower, Inc.	220,439	14,178,636
WP Carey, Inc.	136,684	9,540,543
Real estate management and development 5.7%
Azrieli Group, Ltd.	20,502	1,399,221
CapitaLand Investment, Ltd.	1,518,200	3,652,584
Catena AB	44,474	1,319,620
Central Pattana PCL	1,154,000	1,984,914
City Developments, Ltd.	352,000	1,855,085
CK Asset Holdings, Ltd.	817,865	4,909,961
Colliers International Group, Inc.	3,448	315,982
Colliers International Group, Inc. (Nasdaq Exchange) (C)	15,075	1,381,775
CTP NV (A)	59,532	612,860
Emaar Properties PJSC	1,044,529	1,639,001
Grainger PLC	287,176	731,490
Hongkong Land Holdings, Ltd.	704,100	3,093,831
Hufvudstaden AB, A Shares	100,296	1,099,076
LEG Immobilien SE	24,399	1,456,362
Mitsubishi Estate Company, Ltd.	77,400	1,019,836
Mitsui Fudosan Company, Ltd.	277,108	5,278,903
Nomura Real Estate Holdings, Inc.	136,500	3,082,748
Pandox AB (B)	59,830	633,441
PSP Swiss Property AG	31,060	3,104,831
Sino Land Company, Ltd.	1,664,000	2,188,705
StorageVault Canada, Inc.	288,163	1,159,870
Swire Pacific, Ltd., Class A	163,500	1,222,087
TKP Corp. (B)(C)	117,900	2,127,035
Tokyo Tatemono Company, Ltd.	211,390	3,007,746
Tricon Residential, Inc.	524,187	4,534,719
Wharf Real Estate Investment Company, Ltd.	170,000	770,676
Utilities 6.2%		58,346,948
Electric utilities 3.1%
Acciona SA	11,066	1,944,909
American Electric Power Company, Inc.	40,837	3,530,359
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	13

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Constellation Energy Corp.	31,943	$2,657,338
Duke Energy Corp.	33,880	3,151,518
Edison International	53,359	3,019,052
EDP - Energias de Portugal SA	184,492	800,695
Electricite de France SA	54	626
Enel SpA	403,537	1,654,990
Exelon Corp.	89,145	3,339,372
FirstEnergy Corp.	80,306	2,971,322
Iberdrola SA	273,985	2,554,677
NextEra Energy, Inc.	37,600	2,948,216
Gas utilities 0.5%
Atmos Energy Corp.	25,245	2,571,203
ENN Energy Holdings, Ltd.	154,500	2,059,977
Independent power and renewable electricity producers 1.4%
Brookfield Renewable Corp., Class A	19,041	622,260
Brookfield Renewable Partners LP	70,080	2,193,504
China Longyuan Power Group Corp., Ltd., H Shares	2,695,081	3,367,765
Orron Energy AB	102,833	183,487
RWE AG	80,178	2,947,012
The AES Corp.	176,519	3,989,329
Multi-utilities 1.0%
Engie SA	262,203	3,017,916
National Grid PLC	269,601	2,775,290
Sempra Energy	25,741	3,859,606
Water utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	237,800	2,186,525
Warrants 0.1%		$647,074
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	16,332	647,074

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.5%				$61,122,325
(Cost $61,126,880)
U.S. Government Agency 1.1%				10,207,408
Federal Home Loan Bank Discount Note	2.700	10-19-22	1,150,000	1,148,475
Federal Home Loan Bank Discount Note	2.920	11-23-22	9,100,000	9,058,933

	Yield (%)	Shares	Value
Short-term funds 4.6%			43,214,917
John Hancock Collateral Trust (E)	3.0556(F)	4,324,952	43,214,917

14	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase agreement 0.8%		7,700,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 9-30-22 at 3.050% to be repurchased at $2,200,559 on 10-3-22, collateralized by $2,253,970 Government National Mortgage Association, 5.000% due 9-20-52 (valued at $2,244,000)	2,200,000	2,200,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-22 at 2.980% to be repurchased at $5,501,366 on 10-3-22, collateralized by $2,742,061 Federal Home Loan Mortgage Corp., 3.000% - 6.000% due 4-1-35 to 12-1-50 (valued at $2,593,794), $1,407,609 Federal National Mortgage Association, 2.000% - 6.000% due 12-1-33 to 8-1-52 (valued at $1,243,021), $1,954,393 Government National Mortgage Association, 2.800% - 6.000% due 11-15-37 to 7-15-57 (valued at $1,771,373) and $1,800 U.S. Treasury Notes, 1.875% due 10-31-22 (valued at $1,813)	5,500,000	5,500,000

Total investments (Cost $937,318,344) 104.3%	$976,040,894
Other assets and liabilities, net (4.3%)	(40,034,745)
Total net assets 100.0%	$936,006,149

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-22.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 9-30-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 9-30-22, the aggregate cost of investments for federal income tax purposes was $968,851,813. Net unrealized appreciation aggregated to $7,189,081, of which $88,902,594 related to gross unrealized appreciation and $81,713,513 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	15

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $894,100,792) including $43,089,472 of securities loaned	$932,825,977
Affiliated investments, at value (Cost $43,217,552)	43,214,917
Total investments, at value (Cost $937,318,344)	976,040,894
Foreign currency, at value (Cost $1,022,101)	989,032
Dividends and interest receivable	3,124,235
Receivable for fund shares sold	842,539
Receivable for investments sold	4,203,895
Other assets	26,763
Total assets	985,227,358
Liabilities
Due to custodian	132,387
Payable for investments purchased	5,681,801
Payable upon return of securities loaned	43,230,011
Payable to affiliates
Accounting and legal services fees	28,068
Trustees’ fees	744
Other liabilities and accrued expenses	148,198
Total liabilities	49,221,209
Net assets	$936,006,149
Net assets consist of
Paid-in capital	$864,788,765
Total distributable earnings (loss)	71,217,384
Net assets	$936,006,149

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($936,006,149 ÷ 89,508,669 shares)	$10.46
16	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-22 (unaudited)

Investment income
Dividends	$22,582,724
Interest	140,659
Securities lending	219,249
Less foreign taxes withheld	(963,391)
Total investment income	21,979,241
Expenses
Investment management fees	4,419,618
Accounting and legal services fees	77,020
Trustees’ fees	8,926
Custodian fees	188,939
Printing and postage	10,282
Professional fees	47,371
Other	22,670
Total expenses	4,774,826
Less expense reductions	(299,775)
Net expenses	4,475,051
Net investment income	17,504,190
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	14,696,715
Affiliated investments	(17,371)
14,679,344
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(266,473,014)
Affiliated investments	(7,185)
(266,480,199)
Net realized and unrealized loss	(251,800,855)
Decrease in net assets from operations	$(234,296,665)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-22 (unaudited)	Year ended 3-31-22
Increase (decrease) in net assets
From operations
Net investment income	$17,504,190	$25,638,565
Net realized gain	14,679,344	65,063,023
Change in net unrealized appreciation (depreciation)	(266,480,199)	248,823,189
Increase (decrease) in net assets resulting from operations	(234,296,665)	339,524,777
Distributions to shareholders
From earnings
Class NAV	—	(30,403,277)
Total distributions	—	(30,403,277)
From fund share transactions	19,526,447	(121,130,595)
Total increase (decrease)	(214,770,218)	187,990,905
Net assets
Beginning of period	1,150,776,367	962,785,462
End of period	$936,006,149	$1,150,776,367
18	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS NAV SHARES Period ended	9-30-22[1]	3-31-22	3-31-21	3-31-20	3-31-19	3-31-18[2]
Per share operating performance
Net asset value, beginning of period	$13.28	$10.10	$6.61	$10.01	$10.00	$10.00
Net investment income[3]	0.20	0.25	0.18	0.20	0.21	0.03
Net realized and unrealized gain (loss) on investments	(3.02)	3.23	3.54	(3.16)	0.07	(0.03)
Total from investment operations	(2.82)	3.48	3.72	(2.96)	0.28	—[4]
Less distributions
From net investment income	—	(0.30)	(0.23)	(0.28)	(0.19)	—
From net realized gain	—	—	—	(0.16)	(0.08)	—
Total distributions	—	(0.30)	(0.23)	(0.44)	(0.27)	—
Net asset value, end of period	$10.46	$13.28	$10.10	$6.61	$10.01	$10.00
Total return (%)[5]	(21.23)[6]	34.95	56.64	(30.92)	3.07	0.00[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$936	$1,151	$963	$684	$998	$938
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[7]	0.91	0.93	0.93	0.94	0.94[7,8]
Expenses including reductions	0.86[7]	0.85	0.87	0.87	0.88	0.88[7,8]
Net investment income	3.37[7]	2.20	2.07	2.05	2.07	3.84[7]
Portfolio turnover (%)	34	49	82	61	73	40[9]

[1]	Six months ended 9-30-22. Unaudited.
[2]	Period from 2-26-18 (commencement of operations) to 3-31-18.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Certain expenses are presented unannualized due to the short reporting period.
[9]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
20	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

following procedures established by the Advisor and adopted by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2022, by major security category or type:
	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$14,363,917	$624,877	$13,739,040	—
Consumer discretionary	9,028,216	2,853,111	6,175,105	—
Energy	278,738,928	227,291,573	51,447,355	—
Financials	2,780,746	2,780,746	—	—
Industrials	21,209,262	10,322,666	10,886,596	—
Information technology	12,188,152	12,188,152	—	—
Materials	179,170,608	167,302,343	11,868,265	—
Real estate	338,444,718	266,041,018	72,403,700	—
Utilities	58,346,948	37,039,604	21,307,344	—
Warrants	647,074	647,074	—	—
Short-term investments	61,122,325	43,214,917	17,907,408	—
Total investments in securities	$976,040,894	$770,306,081	$205,734,813	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	21

party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2022, the fund loaned securities valued at $43,089,472 and received $43,230,011 of cash collateral.
22	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

In addition, non-cash collateral of approximately $6,782,312 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2022 were $3,176.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	23

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with Manulife Investment Management (North America) Limited and Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $299,775 for the six months ended September 30, 2022.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
24	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2022, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended September 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$4,880,000	5	0.665%	$(451)
Lender	$7,000,000	1	1.890%	$368
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2022 and for the year ended March 31, 2022 were as follows:
	Six Months Ended 9-30-22		Year Ended 3-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	9,643,139	$107,504,469	15,250,197	$170,297,846
Distributions reinvested	—	—	2,657,629	30,403,277
Repurchased	(6,819,444)	(87,978,022)	(26,525,726)	(321,831,718)
Net increase (decrease)	2,823,695	$19,526,447	(8,617,900)	$(121,130,595)
Total net increase (decrease)	2,823,695	$19,526,447	(8,617,900)	$(121,130,595)
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $351,086,794 and $346,819,417, respectively, for the six months ended September 30, 2022.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	25

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2022, funds within the John Hancock group of funds complex held 100.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	33.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	23.5%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.6%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	6.6%
John Hancock Funds II Multimanager 2030 Lifetime Portfolio	5.9%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,324,952	$43,836,586	$141,326,526	$(141,923,639)	$(17,371)	$(7,185)	$219,249	—	$43,214,917

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
26	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

SHAREHOLDER MEETING

The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON SEPTEMBER 9, 2022
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	930,432,312.451	29,179,649.679
Frances G. Rathke	931,340,368.276	28,271,593.854
Noni L. Ellison	931,852,358.590	27,759,603.540
Dean Garfield	931,587,791.505	28,024,170.625
Patricia Lizarraga	931,662,411.746	27,949,550.384

Non-Independent Trustees
Andrew G. Arnott	931,573,268.898	28,038,693.232
Marianne Harrison	932,138,670.225	27,473,291.905
Paul Lorentz	931,257,810.391	28,354,151.739
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	27

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreements (the Subadvisory Agreements) with Manulife Investment Management (North America) Limited hereinafter referred to as Manulife IM (NA) and Wellington Management Company LLP (the Subadvisors) for John Hancock Diversified Real Assets Fund (the fund). The Advisory Agreement and the Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from each Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
28	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

June meetings and throughout the year was both written and oral. The Board noted the affiliation of Manulife IM (NA) with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by each Subadvisor, and is also responsible for monitoring and reviewing the activities of each Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisors’ investment
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	29

performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-year period ended December 31, 2021 and underperformed for the three-year period. The Board took into account management’s discussion of the fund’s performance. The Board also took into account previous actions taken to address the fund’s performance, including the replacement of certain subadvisers. In connection with this change, the Board noted that the fund’s longer term performance in part reflects that of the previous subadvisers. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and each Subadvisor. The Board considered the fund’s ranking within a smaller
30	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisors, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the unaffiliated Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisors’ services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that Manulife IM (NA) is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	31

(j)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length with respect to the unaffiliated Subadvisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisors’ businesses, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and the unaffiliated Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to each Subadvisor’s
32	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor’s compliance program and any disciplinary history. The Board also considered each Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the unaffiliated Subadvisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the unaffiliated Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the unaffiliated Subadvisor) of any material relationships with respect to the unaffiliated Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisors and its affiliates may receive from the Subadvisors’ relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund and compared them to fees charged by each Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
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Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor’s focus on the Subadvisors’ performance. The Board also noted the Subadvisors’ long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.
34	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (North America) Limited (Manulife IM (NA))
Wellington Management Company LLP (Wellington)
Portfolio Managers
The Investment Management Teams at
Manulife IM (NA) and Wellington
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	35

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ET
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
DRASA 9/22
11/2022

Semiannual report
John Hancock
Mid Cap Growth Fund
U.S. equity
September 30, 2022

A message to shareholders
Dear shareholder,
U.S. stocks fell sharply during the six months ended September 30, 2022, pressured by decades-high inflation, rising interest rates, and mounting geopolitical tensions. The U.S. Federal Reserve’s aggressive efforts to tame inflation—which included sizable increases in its target overnight lending rate in June, July, and September—exacerbated recession fears, weighing on equity returns. The Russian invasion of Ukraine and ongoing supply chain bottlenecks made worse by China’s strict lockdown further worried investors.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Mid Cap Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
13	Financial highlights
18	Notes to financial statements
27	Shareholder meeting
28	Evaluation of advisory and subadvisory agreements by the Board of Trustees
35	More information
SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth and capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2022 (%)

The Russell Midcap Growth Index tracks the performance of publicly traded mid-cap companies with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class 1 of the Accounting Survivor commenced operations on 10-17-05. Class R6 shares of the fund were first offered on 10-18-21. Class A shares of the fund were first offered on 11-5-21. Class A returns prior to 10-18-21 are those of Class 1 shares of the Accounting Survivor and returns from 10-18-21 to Class A launch are those of Class R6 shares of the fund that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MID CAP GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2022 (% of net assets)
iShares Russell Mid-Cap Growth ETF	4.6
DexCom, Inc.	4.0
Arista Networks, Inc.	4.0
Lululemon Athletica, Inc.	3.8
Paycom Software, Inc.	3.7
Veeva Systems, Inc., Class A	3.3
Insulet Corp.	3.1
CoStar Group, Inc.	3.1
Albemarle Corp.	3.0
Agilent Technologies, Inc.	3.0
TOTAL	35.6
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK MID CAP GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2022	Ending value on 9-30-2022	Expenses paid during period ended 9-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$710.30	$5.06	1.18%
	Hypothetical example	1,000.00	1,019.20	5.97	1.18%
Class C	Actual expenses/actual returns	1,000.00	707.70	8.22	1.92%
	Hypothetical example	1,000.00	1,015.40	9.70	1.92%
Class I	Actual expenses/actual returns	1,000.00	711.20	3.99	0.93%
	Hypothetical example	1,000.00	1,020.40	4.71	0.93%
Class R6	Actual expenses/actual returns	1,000.00	711.80	3.52	0.82%
	Hypothetical example	1,000.00	1,021.00	4.15	0.82%
Class NAV	Actual expenses/actual returns	1,000.00	711.40	3.48	0.81%
	Hypothetical example	1,000.00	1,021.00	4.10	0.81%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	5

Fund’s investments
AS OF 9-30-22 (unaudited)
	Shares	Value
Common stocks 92.3%		$1,158,786,299
(Cost $1,398,028,407)
Communication services 7.8%		98,783,829
Entertainment 4.3%
Live Nation Entertainment, Inc. (A)	228,386	17,366,471
Spotify Technology SA (A)	310,089	26,760,681
Take-Two Interactive Software, Inc. (A)	99,245	10,817,705
Interactive media and services 3.5%
Match Group, Inc. (A)	282,237	13,476,817
Snap, Inc., Class A (A)	336,005	3,299,569
ZoomInfo Technologies, Inc. (A)	649,606	27,062,586
Consumer discretionary 17.7%		222,264,897
Automobiles 1.9%
Thor Industries, Inc.	338,358	23,678,293
Hotels, restaurants and leisure 4.4%
Domino’s Pizza, Inc.	73,738	22,873,528
DraftKings, Inc., Class A (A)(B)	1,277,227	19,337,217
Texas Roadhouse, Inc.	149,036	13,004,881
Household durables 2.6%
Lennar Corp., A Shares	436,573	32,546,517
Internet and direct marketing retail 1.9%
Etsy, Inc. (A)	238,268	23,857,775
Specialty retail 3.1%
Ross Stores, Inc.	150,503	12,682,888
Ulta Beauty, Inc. (A)	67,328	27,011,320
Textiles, apparel and luxury goods 3.8%
Lululemon Athletica, Inc. (A)	169,096	47,272,478
Consumer staples 1.0%		12,241,800
Beverages 1.0%
Celsius Holdings, Inc. (A)	135,000	12,241,800
Energy 4.7%		58,788,382
Oil, gas and consumable fuels 4.7%
Cheniere Energy, Inc.	103,420	17,158,412
Diamondback Energy, Inc.	111,805	13,468,030
Pioneer Natural Resources Company	66,260	14,347,278
Targa Resources Corp.	228,947	13,814,662
Financials 3.3%		41,223,569
Capital markets 3.3%
Ares Management Corp., Class A	269,839	16,716,526
6	JOHN HANCOCK MID CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Tradeweb Markets, Inc., Class A	434,368	$24,507,043
Health care 18.7%		234,612,801
Biotechnology 3.8%
Apellis Pharmaceuticals, Inc. (A)	214,828	14,672,752
Ascendis Pharma A/S, ADR (A)(B)	93,463	9,650,989
Exact Sciences Corp. (A)(B)	726,929	23,617,923
Health care equipment and supplies 8.6%
DexCom, Inc. (A)	621,723	50,073,571
Inspire Medical Systems, Inc. (A)	102,687	18,213,593
Insulet Corp. (A)	172,114	39,482,952
Health care technology 3.3%
Veeva Systems, Inc., Class A (A)	253,973	41,875,068
Life sciences tools and services 3.0%
Agilent Technologies, Inc.	304,615	37,025,953
Industrials 8.7%		108,936,865
Aerospace and defense 1.1%
Curtiss-Wright Corp.	94,739	13,183,879
Building products 1.9%
Johnson Controls International PLC	486,732	23,956,949
Machinery 1.3%
The Middleby Corp. (A)	131,374	16,838,206
Professional services 3.1%
CoStar Group, Inc. (A)	561,505	39,108,823
Trading companies and distributors 1.3%
WESCO International, Inc. (A)	132,761	15,849,008
Information technology 25.3%		317,414,504
Communications equipment 4.0%
Arista Networks, Inc. (A)	437,062	49,339,929
IT services 4.8%
Block, Inc. (A)	179,498	9,870,595
ExlService Holdings, Inc. (A)	81,980	12,080,573
MongoDB, Inc. (A)	106,604	21,167,290
Okta, Inc. (A)	304,246	17,302,470
Semiconductors and semiconductor equipment 4.8%
Ambarella, Inc. (A)	10,100	567,418
First Solar, Inc. (A)	86,257	11,409,213
MKS Instruments, Inc.	158,051	13,061,335
SolarEdge Technologies, Inc. (A)	98,224	22,734,927
Universal Display Corp.	136,153	12,846,036
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	7

	Shares	Value
Information technology (continued)
Software 11.7%
Five9, Inc. (A)	312,316	$23,417,454
Palo Alto Networks, Inc. (A)	202,629	33,188,604
Paycom Software, Inc. (A)	139,808	46,135,242
RingCentral, Inc., Class A (A)	261,044	10,431,318
Workday, Inc., Class A (A)	222,455	33,862,100
Materials 4.1%		51,385,616
Chemicals 4.1%
Albemarle Corp.	144,559	38,227,182
CF Industries Holdings, Inc.	136,711	13,158,434
Real estate 1.0%		13,134,036
Equity real estate investment trusts 1.0%

AvalonBay Communities, Inc.	71,307	13,134,036
Preferred securities 0.7%		$8,725,389
(Cost $9,360,258)
Information technology 0.7%		8,725,389
Software 0.7%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	5,296,533
Lookout, Inc., Series F (A)(C)(D)	392,767	3,428,856
Exchange-traded funds 4.6%		$58,346,351
(Cost $58,601,919)
iShares Russell Mid-Cap Growth ETF (B)	743,929	58,346,351

	Yield (%)	Shares	Value
Short-term investments 5.8%			$72,380,661
(Cost $72,380,759)
Short-term funds 5.8%			72,380,661
John Hancock Collateral Trust (E)	3.0556(F)	4,237,733	42,343,426
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.9329(F)	30,037,235	30,037,235

Total investments (Cost $1,538,371,343) 103.4%	$1,298,238,700
Other assets and liabilities, net (3.4%)	(42,496,518)
Total net assets 100.0%	$1,255,742,182

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-22.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
8	JOHN HANCOCK MID CAP GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 9-30-22.
At 9-30-22, the aggregate cost of investments for federal income tax purposes was $1,550,907,627. Net unrealized depreciation aggregated to $252,668,927, of which $77,267,439 related to gross unrealized appreciation and $329,936,366 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,496,027,819) including $41,406,088 of securities loaned	$1,255,895,274
Affiliated investments, at value (Cost $42,343,524)	42,343,426
Total investments, at value (Cost $1,538,371,343)	1,298,238,700
Dividends and interest receivable	412,553
Receivable for fund shares sold	570,929
Receivable for securities lending income	11,678
Other assets	145,767
Total assets	1,299,379,627
Liabilities
Payable for investments purchased	49,785
Payable for fund shares repurchased	968,150
Payable upon return of securities loaned	42,360,317
Payable to affiliates
Accounting and legal services fees	22,568
Transfer agent fees	3,348
Trustees’ fees	1,805
Other liabilities and accrued expenses	231,472
Total liabilities	43,637,445
Net assets	$1,255,742,182
Net assets consist of
Paid-in capital	$1,604,644,610
Total distributable earnings (loss)	(348,902,428)
Net assets	$1,255,742,182

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($6,566,490 ÷ 535,521 shares)[1]	$12.26
Class C ($86,690 ÷ 7,117 shares)[1]	$12.18
Class I ($3,186,074 ÷ 259,252 shares)	$12.29
Class R6 ($274,576,047 ÷ 22,317,233 shares)	$12.30
Class NAV ($971,326,881 ÷ 78,950,879 shares)	$12.30
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.91

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 9-30-22 (unaudited)

Investment income
Dividends	$3,294,883
Interest	203,662
Securities lending	55,741
Total investment income	3,554,286
Expenses
Investment management fees	5,889,290
Distribution and service fees	7,520
Accounting and legal services fees	104,873
Transfer agent fees	20,166
Trustees’ fees	15,866
Custodian fees	75,523
State registration fees	79,495
Printing and postage	10,295
Professional fees	65,786
Other	36,617
Total expenses	6,305,431
Less expense reductions	(548,595)
Net expenses	5,756,836
Net investment loss	(2,202,550)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(186,701,674)
Affiliated investments	(11,706)
(186,713,380)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(299,193,616)
Affiliated investments	(2,314)
(299,195,930)
Net realized and unrealized loss	(485,909,310)
Decrease in net assets from operations	$(488,111,860)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-22 (unaudited)	Period ended 3-31-22[1]	Year ended 8-31-21
Increase (decrease) in net assets
From operations
Net investment loss	$(2,202,550)	$(7,164,970)	$(13,702,968)
Net realized gain (loss)	(186,713,380)	132,478,948	636,192,881
Change in net unrealized appreciation (depreciation)	(299,195,930)	(548,264,558)	(40,616,405)
Increase (decrease) in net assets resulting from operations	(488,111,860)	(422,950,580)	581,873,508
Distributions to shareholders
From earnings
Class R6[2]	—	(141,941,775)	—
Class 1[3]	—	—	(149,685,105)
Class NAV[3]	—	(380,500,343)	(307,295,923)
Total distributions	—	(522,442,118)	(456,981,028)
From fund share transactions	47,261,070	496,465,026	179,671,998
Total increase (decrease)	(440,850,790)	(448,927,672)	304,564,478
Net assets
Beginning of period	1,696,592,972	2,145,520,644	1,840,956,166
End of period	$1,255,742,182	$1,696,592,972	$2,145,520,644

[1]	For the seven-month period ended 3-31-22. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[2]	The inception date for Class R6 shares is 10-18-21.
[3]	Activity presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. Refer to Note 11 for further details.
12	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-22[1]	3-31-22[2]
Per share operating performance
Net asset value, beginning of period	$17.26	$22.29
Net investment loss[3]	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	(4.96)	(4.96)
Total from investment operations	(5.00)	(5.03)
Less distributions
From net realized gain	—	—
Total distributions	—	—
Net asset value, end of period	$12.26	$17.26
Total return (%)[4,5]	(28.97)[6]	(22.57)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[7]	1.24[8]
Expenses including reductions	1.18[7]	1.17[8]
Net investment loss	(0.62)[7]	(0.98)[8]
Portfolio turnover (%)	46	69[9]

[1]	Six months ended 9-30-22. Unaudited.
[2]	The inception date for Class A shares is 11-5-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	13

CLASS C SHARES Period ended	9-30-22[1]	3-31-22[2]
Per share operating performance
Net asset value, beginning of period	$17.21	$22.29
Net investment loss[3]	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	(4.94)	(4.95)
Total from investment operations	(5.03)	(5.08)
Less distributions
From net realized gain	—	—
Total distributions	—	—
Net asset value, end of period	$12.18	$17.21
Total return (%)[4,5]	(29.23)[6]	(22.79)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[8]	1.98[9]
Expenses including reductions	1.92[8]	1.92[9]
Net investment loss	(1.30)[8]	(1.77)[9]
Portfolio turnover (%)	46	69[10]

[1]	Six months ended 9-30-22. Unaudited.
[2]	The inception date for Class C shares is 11-5-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
[10]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
14	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-22[1]	3-31-22[2]
Per share operating performance
Net asset value, beginning of period	$17.28	$22.29
Net investment loss[3]	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	(4.96)	(4.96)
Total from investment operations	(4.99)	(5.01)
Less distributions
From net realized gain	—	—
Total distributions	—	—
Net asset value, end of period	$12.29	$17.28
Total return (%)[4]	(28.88)[5]	(22.48)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[6]	0.99[7]
Expenses including reductions	0.93[6]	0.92[7]
Net investment loss	(0.43)[6]	(0.80)[7]
Portfolio turnover (%)	46	69[8]

[1]	Six months ended 9-30-22. Unaudited.
[2]	The inception date for Class I shares is 11-5-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	15

CLASS R6 SHARES Period ended	9-30-22[1]	3-31-22[2,3]	8-31-21[3]	8-31-20[3]	8-31-19[3]	8-31-18[3]	8-31-17[3]
Per share operating performance
Net asset value, beginning of period	$17.29	$28.81	$27.74	$22.24	$25.90	$22.14	$18.86
Net investment loss[4]	(0.02)	(0.08)	(0.20)	(0.11)	(0.12)	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments	(4.97)	(4.17)	8.88	8.38	0.28	6.01	3.40
Total from investment operations	(4.99)	(4.25)	8.68	8.27	0.16	5.91	3.37
Less distributions
From net realized gain	—	(7.27)	(7.61)	(2.77)	(3.82)	(2.15)	(0.09)
Total distributions	—	(7.27)	(7.61)	(2.77)	(3.82)	(2.15)	(0.09)
Net asset value, end of period	$12.30	$17.29	$28.81	$27.74	$22.24	$25.90	$22.14
Total return (%)[5]	(28.82)[6]	(20.41)[6]	33.87	41.40	5.71	28.68	17.86
Ratios and supplemental data
Net assets, end of period (in millions)	$275	$399	$631	$547	$438	$447	$365
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[7]	0.88[8]	0.92	0.92	0.92	0.92	0.92
Expenses including reductions	0.82[7]	0.82[8]	0.91	0.92	0.92	0.91	0.91
Net investment loss	(0.32)[7]	(0.65)[8]	(0.72)	(0.51)	(0.54)	(0.44)	(0.16)
Portfolio turnover (%)	46	69	91	86	61[9]	67	89

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the seven-month period ended 3-31-22. The inception date for Class R6 shares is 10-18-21. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[3]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund. Refer to Note 11 for further details.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Excludes merger activity.
16	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-22[1]	3-31-22[2,3]	8-31-21[3]	8-31-20[3]	8-31-19[3]	8-31-18[3]	8-31-17[3]
Per share operating performance
Net asset value, beginning of period	$17.29	$28.81	$27.61	$22.09	$25.66	$21.90	$18.64
Net investment loss[4]	(0.02)	(0.08)	(0.19)	(0.10)	(0.11)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments	(4.97)	(4.17)	8.86	8.34	0.29	5.95	3.36
Total from investment operations	(4.99)	(4.25)	8.67	8.24	0.18	5.86	3.34
Less distributions
From net realized gain	—	(7.27)	(7.47)	(2.72)	(3.75)	(2.10)	(0.08)
Total distributions	—	(7.27)	(7.47)	(2.72)	(3.75)	(2.10)	(0.08)
Net asset value, end of period	$12.30	$17.29	$28.81	$27.61	$22.09	$25.66	$21.90
Total return (%)[5]	(28.86)[6]	(20.37)[6]	33.91	41.47	5.74	28.75	17.99
Ratios and supplemental data
Net assets, end of period (in millions)	$971	$1,289	$1,515	$1,294	$1,153	$1,258	$1,245
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[7]	0.87[8]	0.87	0.87	0.87	0.87	0.87
Expenses including reductions	0.81[7]	0.81[8]	0.86	0.87	0.87	0.86	0.86
Net investment loss	(0.31)[7]	(0.65)[8]	(0.67)	(0.46)	(0.49)	(0.39)	(0.12)
Portfolio turnover (%)	46	69	91	86	61[9]	67	89

[1]	Six months ended 9-30-22. Unaudited.
[2]	For the seven-month period ended 3-31-22. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[3]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund . On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund. As a result, the per share operating performance has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.98073, as the Accounting Survivor’s net asset value was $28.7711 while the fund’s net asset value was $28.2165 on the date of reorganization. Refer to Note 11 for further details.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Mid Cap Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
18	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2022, by major security category or type:
	Total value at 9-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,158,786,299	$1,158,786,299	—	—
Preferred securities	8,725,389	—	—	$8,725,389
Exchange-traded funds	58,346,351	58,346,351	—	—
Short-term investments	72,380,661	72,380,661	—	—
Total investments in securities	$1,298,238,700	$1,289,513,311	—	$8,725,389
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to
SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	19

any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2022, the fund loaned securities valued at $41,406,088 and received $42,360,317 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2022 were $3,769.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
20	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.875% of the first $200 million of the fund’s aggregate net assets; (b) 0.850% of the next $300 million of the fund’s aggregate net assets; (c) 0.825% of the next $2.70 billion of the fund’s aggregate net assets; (d) 0.800% of the next $500 million of the fund’s aggregate net assets; (e) 0.775% of the next $500 million of the fund’s aggregate net assets and (f) 0.755% of the fund’s aggregate net assets in excess of $4.20 billion. Aggregate net assets include net assets of the fund and Mid Cap Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company, LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agreed to reduce its management fee by an annual rate of 0.07% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	21

For the six months ended September 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,258
Class C	22
Class I	1,310
Class	Expense reduction
Class R6	$122,001
Class NAV	423,004
Total	$548,595

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2022, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $216 for the six months ended September 30, 2022. Of this amount, $37 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $179 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2022, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
22	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,246	$3,328
Class C	274	32
Class I	—	1,944
Class R6	—	14,862
Total	$7,520	$20,166
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2022, the period ended March 31, 2022 and the year ended August 31, 2021 were as follows:
	Six Months Ended 9-30-22		Period Ended 3-31-22[1]		Year Ended 8-31-21
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares[2]
Sold	373,787	$5,233,020	328,326	$6,027,881	—	—
Repurchased	(104,615)	(1,385,551)	(61,977)	(1,138,578)	—	—
Net increase	269,172	$3,847,469	266,349	$4,889,303	—	—
Class C shares[2]
Sold	4,290	$58,684	2,827	$60,000	—	—
Net increase	4,290	$58,684	2,827	$60,000	—	—
Class I shares[2]
Sold	45,596	$614,667	252,138	$4,902,914	—	—
Repurchased	(33,879)	(449,292)	(4,603)	(74,643)	—	—
Net increase	11,717	$165,375	247,535	$4,828,271	—	—
Class R6 shares[3]
Sold	692,319	$9,599,717	162,552	$3,079,089	—	—
Issued in reorganization	—	—	19,705,096	556,008,842	—	—
Distributions reinvested	—	—	6,370,816	141,941,775	—	—
Repurchased	(1,453,306)	(20,372,944)	(3,160,244)	(61,627,074)	—	—
Net increase (decrease)	(760,987)	$(10,773,227)	23,078,220	$639,402,632	—	—
SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	23

	Six Months Ended 9-30-22		Period Ended 3-31-22[1]		Year Ended 8-31-21
	Shares	Amount	Shares	Amount	Shares	Amount
Class 1 shares[4]
Sold	—	—	34,008	$964,219	1,286,989	$36,936,063
Distributions reinvested	—	—	—	—	5,689,286	149,685,105
Repurchased	—	—	(763,258)	(21,273,235)	(4,822,216)	(132,632,186)
Redeemed in reorganization	—	—	(21,160,712)	(597,080,839)	—	—
Net increase (decrease)	—	—	(21,889,962)	$(617,389,855)	2,154,059	$53,988,982
Class NAV shares[4]
Sold	9,183,179	$123,598,990	6,777,824	$126,581,857	9,615,843	$265,194,414
Issued in reorganization	—	—	53,096,244	1,498,190,173	—	—
Distributions reinvested	—	—	17,078,112	380,500,343	11,457,715	307,295,923
Repurchased	(4,771,003)	(69,636,221)	(3,329,866)	(83,479,522)	(15,469,646)	(446,807,321)
Redeemed in reorganization	—	—	(50,645,278)	(1,457,118,176)	—	—
Net increase	4,412,176	$53,962,769	22,977,036	$464,674,675	5,603,912	$125,683,016
Total net increase	3,936,368	$47,261,070	24,682,005	$496,465,026	7,757,971	$179,671,998

1	For the seven-month period ended 3-31-22. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
2	The inception date for Class A, Class C and Class I shares is 11-5-21.
3	The inception date for Class R6 shares is 10-18-21.
4	Activity presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. Refer to Note 11 for further details.
Affiliates of the fund owned 32% and 100% of shares of Class C and Class NAV, respectively, on September 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $683,566,283 and $631,654,784, respectively, for the six months ended September 30, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
24	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2022, funds within the John Hancock group of funds complex held 75.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.7%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,237,733	$15,826,228	$187,150,358	$(160,619,140)	$(11,706)	$(2,314)	$55,741	—	$42,343,426

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.4%	$5,296,533
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.3%	3,428,856
								$8,725,389

[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
Note 11—Reorganization
On October 6, 2021, the shareholders of John Hancock Funds II (JHF II) Mid Cap Stock Fund (the Accounting Survivor) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Mid Cap Growth Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Accounting Survivor in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the
SEMIANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	25

liquidation of the Accounting Survivor; and (c) the distribution to the Accounting Survivor’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve potential economies of scale and allow shareholders of the Accounting Survivor to pursue an identical investment objective and have continuity of management. The Acquiring Fund adopted the performance and accounting history of the Accounting Survivor upon completion of the reorganization.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Accounting Survivor or their shareholders. Thus, the investments were transferred to the Acquiring Fund at the Accounting Survivor’s identified cost. In addition, the Advisor bore the costs incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on October 15, 2021. Prior to the reorganization, the fund had not yet commenced operations and had no assets or liabilities. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Mid Cap Growth Fund	Mid Cap Stock Fund	$2,054,199,015	$557,181,556	71,805,990	72,801,340	—	$2,054,199,015
The Reorganization was accomplished by a tax-free exchange of shares of the fund at the following conversion ratios:
Accounting Survivor’s Share Class	Conversion Ratio	Fund’s Share Class
Class 1	1.00000	Class R6
Class 1	1.00000	Class NAV
Class NAV	0.98073	Class NAV
See Note 5 for capital shares issued in connection with the above referenced reorganization.
Note 12—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
26	JOHN HANCOCK Mid Cap Growth Fund | SEMIANNUAL REPORT

SHAREHOLDER MEETING

The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON SEPTEMBER 9, 2022
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	930,432,312.451	29,179,649.679
Frances G. Rathke	931,340,368.276	28,271,593.854
Noni L. Ellison	931,852,358.590	27,759,603.540
Dean Garfield	931,587,791.505	28,024,170.625
Patricia Lizarraga	931,662,411.746	27,949,550.384

Non-Independent Trustees
Andrew G. Arnott	931,573,268.898	28,038,693.232
Marianne Harrison	932,138,670.225	27,473,291.905
Paul Lorentz	931,257,810.391	28,354,151.739
SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	27

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock Mid Cap Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

2On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
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Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
SEMIANNUAL REPORT | JOHN HANCOCK <Fund Name - undefined>	29

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the three-, five- and ten-year periods ended December 31, 2021 and underperformed for the one-year period. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group median for the three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are equal to the peer group median and the net total expenses for the fund are lower than the peer group median.
30	JOHN HANCOCK <Fund Name - undefined> | SEMIANNUAL REPORT

The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(i)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
SEMIANNUAL REPORT | JOHN HANCOCK <Fund Name - undefined>	31

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(b)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(c)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(d)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and
32	JOHN HANCOCK <Fund Name - undefined> | SEMIANNUAL REPORT

present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
SEMIANNUAL REPORT | JOHN HANCOCK <Fund Name - undefined>	33

(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
34	JOHN HANCOCK <Fund Name - undefined> | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Mario E. Abularach, CFA, CMT
Stephen Mortimer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
SEMIANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	35

800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
36	JOHN HANCOCK MID CAP GROWTH FUND | SEMIANNUAL REPORT

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FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ET
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2460965	481SA 9/22
11/2022

Semiannual report
John Hancock
Fundamental Equity Income Fund
U.S. equity
September 30, 2022

A message to shareholders
Dear shareholder,
U.S. stocks fell sharply during the period ended September 30, 2022, pressured by decades-high inflation, rising interest rates, and mounting geopolitical tensions. The U.S. Federal Reserve’s aggressive efforts to tame inflation—which included sizable increases in its target overnight lending rate in June, July, and September—exacerbated recession fears, weighing on equity returns. The Russian invasion of Ukraine and ongoing supply chain bottlenecks made worse by China’s strict lockdown further worried investors.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Equity Income Fund

2	Portfolio summary
3	Your expenses
5	Fund’s investments
8	Financial statements
11	Financial highlights
12	Notes to financial statements
17	Shareholder meeting
18	Evaluation of advisory and subadvisory agreements by the Board of Trustees
24	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	1

Portfolio summary
SECTOR COMPOSITION AS OF 9/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 9/30/2022 (% of net assets)
Morgan Stanley	3.9
State Street Corp.	3.8
Citigroup, Inc.	3.7
Lennar Corp., A Shares	3.6
Crown Castle, Inc.	3.2
Comcast Corp., Class A	3.1
KKR & Company, Inc.	3.1
Walmart, Inc.	3.0
The Goldman Sachs Group, Inc.	3.0
Texas Instruments, Inc.	2.9
TOTAL	33.3
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
2	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 28, 2022, with the same investment held until September 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2022, with the same investment held until September 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	3

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2022	Ending value on 9-30-2022	Expenses paid during period ended 9-30-2022[1]	Annualized expense ratio
Class I	Actual expenses/actual returns[2]	$1,000.00	$913.30	$2.04	0.82%
	Hypothetical example	1,000.00	1,021.00	4.15	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
[2]	The inception date for the fund is 06-28-22. Actual Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 94/365 (to reflect the period).
4	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-22 (unaudited)
	Shares	Value
Common stocks 98.3%		$4,471,761
(Cost $4,926,979)
Communication services 6.4%		293,343
Interactive media and services 3.3%
Alphabet, Inc., Class A (A)	980	93,737
Meta Platforms, Inc., Class A (A)	413	56,036
Media 3.1%
Comcast Corp., Class A	4,895	143,570
Consumer discretionary 7.6%		343,551
Household durables 3.6%
Lennar Corp., A Shares	2,187	163,041
Internet and direct marketing retail 2.7%
Amazon.com, Inc. (A)	574	64,862
eBay, Inc.	1,520	55,951
Specialty retail 1.3%
The TJX Companies, Inc.	961	59,697
Consumer staples 8.1%		368,707
Beverages 1.8%
Anheuser-Busch InBev SA/NV, ADR	1,802	81,378
Food and staples retailing 3.0%
Walmart, Inc.	1,067	138,390
Household products 2.8%
Reynolds Consumer Products, Inc.	4,829	125,602
Personal products 0.5%
Haleon PLC, ADR (A)	3,832	23,337
Energy 8.4%		383,463
Oil, gas and consumable fuels 8.4%
Cheniere Energy, Inc.	572	94,901
Kinder Morgan, Inc.	7,724	128,527
Suncor Energy, Inc.	3,996	112,487
Valero Energy Corp.	445	47,548
Financials 23.1%		1,049,999
Banks 7.5%
Citigroup, Inc.	4,076	169,850
JPMorgan Chase & Co.	816	85,272
Wells Fargo & Company	2,174	87,438
Capital markets 15.6%
KKR & Company, Inc.	3,301	141,943
Morgan Stanley	2,259	178,483
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	5

	Shares	Value
Financials (continued)
Capital markets (continued)
Nasdaq, Inc.	1,422	$80,599
State Street Corp.	2,798	170,146
The Goldman Sachs Group, Inc.	465	136,268
Health care 12.4%		564,032
Biotechnology 3.0%
Amgen, Inc.	224	50,490
Gilead Sciences, Inc.	1,392	85,872
Health care providers and services 1.9%
UnitedHealth Group, Inc.	168	84,847
Pharmaceuticals 7.5%
Bristol-Myers Squibb Company	1,219	86,659
GSK PLC, ADR	3,065	90,203
Merck & Company, Inc.	582	50,122
Novartis AG, ADR	1,524	115,839
Industrials 7.7%		351,477
Aerospace and defense 2.4%
Lockheed Martin Corp.	131	50,604
Raytheon Technologies Corp.	711	58,202
Air freight and logistics 1.8%
United Parcel Service, Inc., Class B	508	82,062
Machinery 1.6%
Parker-Hannifin Corp.	297	71,966
Road and rail 1.9%
Union Pacific Corp.	455	88,643
Information technology 14.8%		671,278
IT services 1.7%
Visa, Inc., Class A	442	78,521
Semiconductors and semiconductor equipment 7.5%
Analog Devices, Inc.	597	83,186
Broadcom, Inc.	281	124,767
Texas Instruments, Inc.	851	131,718
Software 5.6%
Adobe, Inc. (A)	183	50,362
Microsoft Corp.	405	94,325
Oracle Corp.	1,775	108,399
Materials 2.5%		112,995
Chemicals 2.5%
LyondellBasell Industries NV, Class A	1,501	112,995
6	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate 7.3%		$332,916
Equity real estate investment trusts 7.3%
American Tower Corp.	472	101,338
Crown Castle, Inc.	1,008	145,706
Lamar Advertising Company, Class A	1,041	85,872

	Yield (%)	Shares	Value
Short-term investments 1.0%			$44,074
(Cost $44,074)
Short-term funds 1.0%			44,074
John Hancock Collateral Trust (B)	3.0556(C)	4,401	43,974
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.9329(C)	100	100

Total investments (Cost $4,971,053) 99.3%	$4,515,835
Other assets and liabilities, net 0.7%	30,756
Total net assets 100.0%	$4,546,591

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 9-30-22.
At 9-30-22, the aggregate cost of investments for federal income tax purposes was $4,971,053. Net unrealized depreciation aggregated to $455,218, of which $45,025 related to gross unrealized appreciation and $500,243 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	7

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $4,927,079)	$4,471,861
Affiliated investments, at value (Cost $43,974)	43,974
Total investments, at value (Cost $4,971,053)	4,515,835
Dividends and interest receivable	3,463
Receivable from affiliates	500
Other assets	89,179
Total assets	4,608,977
Liabilities
Payable for investments purchased	100
Payable to affiliates
Accounting and legal services fees	192
Transfer agent fees	452
Trustees’ fees	7
Other liabilities and accrued expenses	61,635
Total liabilities	62,386
Net assets	$4,546,591
Net assets consist of
Paid-in capital	$5,000,000
Total distributable earnings (loss)	(453,409)
Net assets	$4,546,591

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($4,546,591 ÷ 500,000 shares)	$9.09
8	JOHN HANCOCK Fundamental Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the period ended 9-30-221 (unaudited)

Investment income
Dividends	$33,864
Interest	781
Less foreign taxes withheld	(214)
Total investment income	34,431
Expenses
Investment management fees	7,867
Accounting and legal services fees	192
Transfer agent fees	1,473
Trustees’ fees	20
Custodian fees	6,242
Printing and postage	3,950
Professional fees	40,959
Other	1,435
Total expenses	62,138
Less expense reductions	(51,358)
Net expenses	10,780
Net investment income	23,651
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(57)
(57)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(455,218)
(455,218)
Net realized and unrealized loss	(455,275)
Decrease in net assets from operations	$(431,624)
[1] Period from 6-28-22 (commencement of operations) to 9-30-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	9

STATEMENT OF CHANGES IN NET ASSETS

Period ended 9-30-22[1] (unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$23,651
Net realized loss	(57)
Change in net unrealized appreciation (depreciation)	(455,218)
Decrease in net assets resulting from operations	(431,624)
Distributions to shareholders
From earnings
Class I	(21,785)
Total distributions	(21,785)
From fund share transactions	5,000,000
Total increase	4,546,591
Net assets
Beginning of period	—
End of period	$4,546,591

[1]	Period from 6-28-22 (commencement of operations) to 9-30-22.
10	JOHN HANCOCK Fundamental Equity Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS I SHARES Period ended	9-30-22[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.05
Net realized and unrealized gain (loss) on investments	(0.92)
Total from investment operations	(0.87)
Less distributions
From net investment income	(0.04)
Net asset value, end of period	$9.09
Total return (%)[3]	(8.67)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	4.20[5]
Expenses including reductions	0.82[5]
Net investment income	1.80[6]
Portfolio turnover (%)	0

[1]	Period from 6-28-22 (commencement of operations) to 9-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	11

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Equity Income Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The fund commenced operations on June 28, 2022.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
12	JOHN HANCOCK Fundamental Equity Income Fund | SEMIANNUAL REPORT

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	13

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $1 billion of the fund’s average daily net assets; (b) 0.585% of the next $1 billion of the fund’s average daily net assets; and (c) 0.550% of the fund’s average net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended September 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
14	JOHN HANCOCK Fundamental Equity Income Fund | SEMIANNUAL REPORT

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.71% of average net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.
The expense reductions described above amounted to $51,358 for the period ended September 30, 2022.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended September 30, 2022, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the period ended September 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the period ended September 30, 2022 were as follows:
	Period ended 9-30-22[1]
	Shares	Amount
Class I shares
Sold	500,000	$5,000,000
Net increase	500,000	$5,000,000
Total net increase	500,000	$5,000,000

[1]	Period from 6-28-22 (commencement of operations) to 9-30-22.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	15

Affiliates of the fund owned 100% of shares of Class I shares on September 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $4,926,930 and $0, respectively, for the period ended September 30, 2022.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,401	—	$43,974	—	—	—	—	—	$43,974
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
16	JOHN HANCOCK Fundamental Equity Income Fund | SEMIANNUAL REPORT

SHAREHOLDER MEETING

The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
THE PROPOSAL PASSED ON SEPTEMBER 9, 2022
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	930,432,312.451	29,179,649.679
Frances G. Rathke	931,340,368.276	28,271,593.854
Noni L. Ellison	931,852,358.590	27,759,603.540
Dean Garfield	931,587,791.505	28,024,170.625
Patricia Lizarraga	931,662,411.746	27,949,550.384

Non-Independent Trustees
Andrew G. Arnott	931,573,268.898	28,038,693.232
Marianne Harrison	932,138,670.225	27,473,291.905
Paul Lorentz	931,257,810.391	28,354,151.739
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	17

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At a videoconference1 meeting held on June 20-23, 2022, the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock Fundamental Equity Income Fund (the New Fund). The Independent Trustees also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees.
This section describes the evaluation by the Board of:
(a)	an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and Manulife Investment Management (US) LLC (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).
In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meeting a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The information received and considered by the Board in connection with the June meeting and throughout the year (with respect to the other Funds) was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
18	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT

consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the subadvisors’ investment performance and compliance programs, such as the subadvisors’ compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	19

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s proposed investment strategy and processes. The Board reviewed the performance of a composite of comparable accounts managed by the Subadvisor and the performance of an applicable benchmark and peer group of comparable funds over various time periods, and noted that the performance of the composite was higher than an applicable benchmark for the one-, three- and five-year periods ended March 31, 2022. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor.
Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund’s anticipated management fees and net total expenses as compared to similarly situated investment companies deemed to be comparable to the New Fund. The Board noted that the New Fund’s anticipated management fees, which include both advisory and administrative costs, were lower than the peer group median and the peer group average. The Board also noted that the New Fund’s anticipated net total expenses were higher than the peer group median and lower than the peer group average for Class A shares and lower than the peer group average and peer group median for Class I shares. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.
The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below. The Board also noted that the New Fund  has breakpoints in its contractual management fee schedule that reduces the New Fund’s management fees as its assets increase.
The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)	reviewed financial information of the Advisor;
(b)	noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Advisor on its projected profitability with respect to the New Fund;
20	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor will also provide administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor will provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(i)	noted that the subadvisory fee for the New Fund will be paid by Advisor; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the New Fund and concluded that: (i) the New Fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management’s discussion of the New Fund’s advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund’s future growth in size on its performance and fees. The Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business;
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	21

(b)	the performance of comparable funds, as applicable, managed by the New Fund’s Subadvisor;
(c)	the proposed subadvisory fee for the New Fund, including any breakpoints; and
(d)	Information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities will include the development and maintenance of an investment program for the New Fund that is consistent with the New Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund.
The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor. As noted above, the Board also considered the New Fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the New Fund, as applicable. The Board noted that the New Fund’s anticipated subadvisory fees were lower than the peer group median and peer group average.
Subadvisor performance. As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor. The
22	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT

Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the Subadvisor provided performance information for a composite of comparable accounts over various time periods;
(3)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(4)	that the subadvisory fees will be paid by the Advisor not the New Fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if the New Fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendment to the Advisory Agreement and the Subadvisory Agreement.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	23

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Michael J. Mattioli, CFA
Nicholas P. Renart
Emory W. Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
24	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | SEMIANNUAL REPORT

800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	25

John Hancock family of funds
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INTERNATIONAL EQUITY FUNDS

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A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ET
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
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ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
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Multi-Index Lifetime Portfolios
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CLOSED-END FUNDS

Asset-Based Lending
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Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
490SA 9/22
11/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable.

(b)Not Applicable.

(c)Not Applicable.

(d)Not Applicable.

(e)Not Applicable.

(f)Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable.

(b)Not Applicable.

(c)Not Applicable.

(d)Not Applicable.

(e)Not Applicable.

(f)Not Applicable.

(g)Not Applicable.

(h)Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
--------------------------------
Andrew Arnott
President
Date:	November 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
--------------------------------
Andrew Arnott
President
Date:	November 2, 2022
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	November 2, 2022